Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2021
Entity Registrant Name	AMERICAN MUTUAL FUND
Entity Central Index Key	0000005506
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 14, 2021
Document Effective Date	Jan. 01, 2022
Prospectus Date	Jan. 01, 2022
AMERICAN MUTUAL FUND | Class A
Prospectus:
Trading Symbol	AMRMX
AMERICAN MUTUAL FUND | Class R-1
Prospectus:
Trading Symbol	RMFAX
AMERICAN MUTUAL FUND | Class R-2
Prospectus:
Trading Symbol	RMFBX
AMERICAN MUTUAL FUND | Class R-3
Prospectus:
Trading Symbol	RMFCX
AMERICAN MUTUAL FUND | Class R-4
Prospectus:
Trading Symbol	RMFEX
AMERICAN MUTUAL FUND | Class R-5
Prospectus:
Trading Symbol	RMFFX
AMERICAN MUTUAL FUND | Class C
Prospectus:
Trading Symbol	AMFCX
AMERICAN MUTUAL FUND | Class F-1
Prospectus:
Trading Symbol	AMFFX
AMERICAN MUTUAL FUND | Class 529-A
Prospectus:
Trading Symbol	CMLAX
AMERICAN MUTUAL FUND | Class 529-C
Prospectus:
Trading Symbol	CMLCX
AMERICAN MUTUAL FUND | Class 529-E
Prospectus:
Trading Symbol	CMLEX
AMERICAN MUTUAL FUND | Class 529-F-1
Prospectus:
Trading Symbol	CMLFX
AMERICAN MUTUAL FUND | Class F-2
Prospectus:
Trading Symbol	AMRFX
AMERICAN MUTUAL FUND | Class R-6
Prospectus:
Trading Symbol	RMFGX
AMERICAN MUTUAL FUND | Class R-2E
Prospectus:
Trading Symbol	RMEBX
AMERICAN MUTUAL FUND | Class R-5E
Prospectus:
Trading Symbol	RMFHX
AMERICAN MUTUAL FUND | Class F-3
Prospectus:
Trading Symbol	AFMFX
AMERICAN MUTUAL FUND | Class 529-T
Prospectus:
Trading Symbol	TAFMX
AMERICAN MUTUAL FUND | Class T
Prospectus:
Trading Symbol	TAMFX
AMERICAN MUTUAL FUND | Class 529-F-2
Prospectus:
Trading Symbol	FFMMX
AMERICAN MUTUAL FUND | Class 529-F-3
Prospectus:
Trading Symbol	FFFMX